CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Aug. 14, 2013	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2013
Net sales		$ 399,184	$ 416,207	$ 1,287,592	$ 1,215,116	$ 814,213	$ 1,617,640
Cost of goods sold		312,437	331,877	1,005,779	966,069	668,441	1,285,673
Gross margin		86,747	84,330	281,813	249,047	145,772	331,967
Selling, general and administrative expenses
Selling, general and administrative expenses		60,259	63,069	178,149	180,052	135,212	247,360
Stock based and deferred compensation expense		104	517	27,064	1,403	1,534	5,722
Transaction and other related expenses		371	1,914	2,785	6,098	38,844	13,630
Total selling, general and administrative expenses		60,734	65,500	207,998	187,553	174,056	260,990
Operating income		26,013	18,830	73,815	61,494	(28,284)	70,977
Other income (expense)
Other (expense) income, net		(1,262)	9,100	(4,797)	10,643	370	10,625
Debt extinguishment charges		(64)		(3,931)			(1,019)
Interest expense		(14,896)	(17,631)	(49,641)	(54,042)	(43,215)	(75,437)
Total other expense, net		(16,222)	(8,531)	(58,369)	(43,399)	(42,845)	(65,831)
Income (loss) before income taxes		9,791	10,299	15,446	18,095	(71,129)	5,146
Income tax expense (benefit)		6,178	3,309	6,753	6,212	(19,481)	(1,880)
Consolidated net income		3,613	6,990	8,693	11,883	(51,648)	7,026
Less: Net (income) loss attributable to noncontrolling interest		170	(207)	180	(525)	(216)	(527)
Net income (loss) attributable to Multi Packaging International Limited		$ 3,783	$ 6,783	$ 8,873	$ 11,358	(51,864)	6,499
Income available (loss attributable) to common shareholders						$ (51,864)	$ 6,499
Earnings (loss) per share
Basic		$ 0.05	$ 0.11	$ 0.12	$ 0.18	$ (1.17)	$ 0.10
Diluted		$ 0.05	$ 0.11	$ 0.12	$ 0.18	$ (1.17)	$ 0.10
Weighted-average number of common shares outstanding:
Basic		77,452,000	61,939,000	71,076,000	61,939,000	44,228,626	61,939,432
Diluted		77,452,000	61,939,000	71,076,000	61,939,000	44,228,626	61,939,432
Other comprehensive income (loss)
Cumulative foreign currency translation adjustment		$ (1,192)	$ (12,718)	$ (22,764)	$ (52,831)	$ 5,835	$ (38,813)
Adjustment on available-for-sale securities		111	127	89	114	9	6
Pension adjustments		(3,541)	(1,428)	(2,087)	(790)	6,943	12,780
Total other comprehensive income (loss)		(4,622)	(14,019)	(24,762)	(53,507)	12,787	(26,027)
Comprehensive income (loss)		(1,009)	(7,029)	(16,069)	(41,624)	(38,861)	(19,001)
Comprehensive (income) loss attributable to non-controlling interests			(441)	(17)	(554)	112	151
Comprehensive income (loss) attributable to shareholders of Multi Packaging Solutions International Limited		$ (1,009)	$ (7,470)	$ (16,086)	$ (42,178)	$ (38,973)	$ (19,152)
Predecessor
Net sales	$ 74,081							$ 579,401
Cost of goods sold	58,054							456,958
Gross margin	16,027							122,443
Selling, general and administrative expenses
Selling, general and administrative expenses	9,729							76,260
Management fees and expenses	264							2,315
Stock based and deferred compensation expense	125							2,578
Transaction and other related expenses	28,370							3,080
Total selling, general and administrative expenses	38,363							81,655
Operating income	(22,336)							40,788
Other income (expense)
Other (expense) income, net	1,063							1,426
Debt extinguishment charges	(14,042)							(4,140)
Interest expense	(3,991)							(24,546)
Total other expense, net	(16,970)							(27,260)
Income (loss) before income taxes	(39,306)							13,528
Income tax expense (benefit)	(15,621)							4,195
Consolidated net income	(23,685)							9,333
Net income (loss) attributable to Multi Packaging International Limited	(23,685)							9,333
Preferred stock dividends	(25)							(9,275)
Income available (loss attributable) to common shareholders	$ (23,710)							$ 58
Earnings (loss) per share
Basic	$ (203.74)							$ 0.50
Diluted	$ (203.74)							$ 0.49
Weighted-average number of common shares outstanding:
Basic	116,373							116,110
Diluted	116,373							119,073
Other comprehensive income (loss)
Cumulative foreign currency translation adjustment	$ 731							$ 391
Adjustment on available-for-sale securities	8							968
Total other comprehensive income (loss)	739							1,359
Comprehensive income (loss)	(22,946)							10,692
Comprehensive income (loss) attributable to shareholders of Multi Packaging Solutions International Limited	$ (22,946)							$ 10,692